REDEEMABLE CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2022
Redeemable Convertible Preferred Shares
SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED SHARES ACTIVITIES

The Company’s redeemable convertible preferred shares activities consist of the following:

RMB	Series A	Series B	Series C	Series D	Series E	Series F	Total
Balance as of January 1, 2020	174,528	202,954	607,847	208,826	229,974	-	1,424,129
Exercise of Series E warrants	-	-	-	-	122,642	-	122,642
Issuance for cash	-	-	-	-	-	598,662	598,662
Issuance costs	-	-	-	-	-	(11,830)	(11,830)
Deemed dividends	-	-	-	-	14,729	-	14,729
Accretion of Redeemable Convertible Preferred Shares	229,846	226,825	396,106	77,441	93,773	115,117	1,139,108
Foreign currency translation adjustment	(23,710)	(25,385)	(60,725)	(17,694)	(23,869)	(10,477)	(161,860)
Balance as of December 31, 2020	380,664	404,394	943,228	268,573	437,249	691,472	3,125,580
Subscription receivables	-	-	(230,087)	-	(106,092)	-	(336,179)
Carrying amount as of December 31, 2020	380,664	404,394	713,141	268,573	331,157	691,472	2,789,401
Issuance of Series F Preferred Shares	-	-	-	-	-	257,198	257,198
Accretion of Redeemable Convertible Preferred Shares	588,758	615,764	1,379,371	379,571	610,099	1,305,090	4,878,653
Foreign currency translation adjustment	(7,001)	(7,391)	213,120	(4,768)	98,368	(14,146)	278,182
Balance as of Feburary 9, 2021	962,421	1,012,767	2,305,632	643,376	1,039,624	2,239,614	8,203,434
Conversion to Class A Ordinary Shares	(962,421)	(1,012,767)	(2,305,632)	(643,376)	(1,039,624)	(2,239,614)	(8,203,434)
Balance as of December 31, 2021	-	-	-	-	-	-	-